Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Accounting Policies [Abstract]
Basis of preparation
2.1	Basis of preparation
The consolidated financial statements of the Group have been prepared in accordance with the International Financial Reporting Standards (“IFRSs”) as issued by International Accounting Standards Board (“IASB”). The consolidated financial statements have been prepared under the historical cost convention, as modified by the revaluation of other investments, financial assets at fair value through other comprehensive income, short-term investments, other financial liabilities which are carried at fair value.
The preparation of financial statements in conformity with IFRSs requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 4.

New and amendments to the accounting standards adopted and recent accounting pronouncements

2.2	New and amendments to the accounting standards adopted and recent accounting pronouncements

(a)	New and amendments to the accounting standards adopted
The following standards and amendments have been adopted by the Group for the first time for the financial year beginning on January 1, 2020:

Amendments to IAS 1 and IAS 8	Definition of Material
Amendments to IFRS 3	Definition of a Business
Conceptual Framework	Revised Conceptual Framework for Financial Reporting
IFRS 16 (amendments)	COVID-19 related rent concessions.
Amendments to IFRS 9, IAS 39 and IFRS 7	Interest Rate Benchmark Reform
The adoption of these new and amended standards does not have material impact on the consolidated financial statements of the Group.

(b)	Recent accounting pronouncements
The following new standards and amendments to standards have not come into effect for the financial year beginning January 1, 2020, and have not been early adopted by the Group in preparing these consolidated financial statements. None of these new standards and amendments to standards is expected to have a significant effect on the consolidated financial statements of the Group.

Effective for annual periods beginning on or after

Amendments to IAS 28 and IFRS 10	Sale or contribution of assets between an investor and its associate or joint venture	To be determined
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16	Interest Rate Benchmark Reform—phase 2	1 January 2021
IAS 16 (amendments)	Property, plant and equipment: Proceeds before intended use	1 January 2022
IAS 37 (amendments)	Onerous contract—cost of fulfilling a contract	1 January 2022
Amendments to IFRS	Annual Improvements to IFRS Standards 2018-2020 Cycle	1 January 2022
IAS 1 (amendments)	Classification of Liabilities as current and non-current	1 January 2023
IFRS 17	Insurance contracts	1 January 2023
Amendments to IAS 1 and IFRS Practice Statement 2	Disclosure of Accounting Policies	1 January 2023
Amendments to IAS 8	Definition of Accounting Estimates	1 January 2023

Principles of consolidation and equity accounting
2.3	Principles of consolidation and equity accounting

(a)	Subsidiaries
Subsidiaries are all entities (including VIEs as stated in Note 1.2 above) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.
Intercompany transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.
Non-controlling
interests in the results and equity of subsidiaries are shown separately in the consolidated income statement, statement of comprehensive income, statement of changes in equity and balance sheet, respectively.

(b)	Associates
Associates are all entities over which the Group has significant influence but not control or joint control, generally but not necessarily accompanying a shareholding of between 20% and 50% of the voting rights. Investments in associates are accounted for using the equity method of accounting (see (d) below), after initially being recognized at cost. Interests in associates are accounted for using the equity method of accounting (see (d) below), after initially being recognized at cost in the consolidated balance sheet.

(c)	Joint ventures
Investments in joint arrangements are classified as either joint operations or joint ventures depending on the contractual rights and obligations of each investor. The Group has assessed the nature of its joint arrangements and determined them to be joint ventures. Interests in joint ventures are accounted for using the equity method (see (d) below), after initially being recognized at cost in the consolidated balance sheet.

(d)	Equity accounting
Under the equity method of accounting, the investments are initially recognized at cost and adjusted thereafter to recognize the Group’s share of the post-acquisition profits or losses of the investee in profit or loss, and the Group’s share of movements in other comprehensive income of the investee in other comprehensive income. Dividends received or receivable from associates and joint ventures are recognized as a reduction in the carrying amount of the investment.
When the Group’s share of losses in an equity-accounted investment equals or exceeds its interest in the entity, including any other unsecured long-term receivables, the Group does not recognize further losses, unless it has incurred obligations or made payments on behalf of the other entity.
Unrealised gains on transactions between the Group and its associates and joint ventures are eliminated to the extent of the Group’s interest in these entities. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of equity accounted investees have been changed where necessary to ensure consistency with the policies adopted by the Group.
The carrying amount of equity-accounted investments is tested for impairment in accordance with the policy described in Note 2.10 whenever there is an indication that the carrying amount may be impaired in accordance with Note 2.11 (b).

Business combinations
2.4	Business combinations
The acquisition method of accounting is used to account for all business combinations except for the business combinations under common control as stated below, regardless of whether equity instruments or other assets are acquired. The consideration transferred for the acquisition of a subsidiary comprises the:

•	fair values of the assets transferred

•	liabilities incurred to the former owners of the acquired business

•	equity interests issued by the Group

•	fair value of any asset or liability resulting from a contingent consideration arrangement, and

•	fair value of any pre-existing equity interest in the subsidiary.

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values at the acquisition date. The Group recognizes any non-controlling
interest in the acquired entity on an
acquisition-by-acquisition
basis either at fair value or at the
non-controlling
interest’s proportionate share of the acquired entity’s net identifiable assets.
Acquisition-related costs are expensed as incurred.
The excess of the:

•	consideration transferred,

•	amount of any non-controlling interest in the acquired entity, and

•	acquisition-date fair value of any previous equity interest in the acquired entity over the fair value of the net identifiable assets acquired is recorded as goodwill.
If the business combination is achieved in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquiree is remeasured to fair value at the acquisition date. Any gains or losses arising from such remeasurement are recognized in profit or loss.
Business combination under common control
The Group accounts for the business combination between entities under common control using the predecessor accounting. For predecessor accounting:

•	Assets and liabilities of the acquired entity are stated at predecessor carrying values. Fair value measurement is not required.

•	No new goodwill arises in predecessor accounting.

•
Any difference between the consideration given and the aggregate carrying value of the assets and liabilities of the acquired entity at the date of the transaction is included in equity in retained earnings or in a separate reserve.

The Group does not restate any assets and liabilities of the acquired entity. The assets and liabilities of the acquired entity are consolidated using the predecessor’s amounts from the controlling party’s perspective. No new goodwill is recorded. Any difference between the cost of investment and the carrying value of the net assets is recorded in equity as merger reserve.
The Group elects to incorporate the acquired entity’s results only from the date on which the business combination between entities under common control occurred. Consequently, the consolidated financial statements do not reflect the results of the acquired entity for the period before the transaction occurred. The corresponding amount for the previous year is also not restated.

Segment reporting

2.5	Segment reporting
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision makers, who are responsible for allocating resources and assessing performance of the operating segments and making strategic decisions. The Group’s chief operating decision makers have been identified as executive directors of the Company, who review the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group as a whole.

For the purpose of internal reporting and management’s operation review, the chief operating decision-makers and management personnel do not segregate the Group’s business by product or service lines. Hence, the Group has only one operating segment. In addition, the Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s assets and liabilities are substantially located in the PRC, substantially all revenues are earned and substantially all expenses are incurred in the PRC, no geographical segments are presented.

Foreign currency translation

2.6	Foreign currency translation

(a)	Functional and presentation currency
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The functional currency of the Company is United States Dollars (“US$”). As the major operations of the Group are within the PRC, the Group presents its consolidated financial statements in Renminbi (“RMB”), unless otherwise stated.

(b)	Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are generally recognized in the income statement.
Foreign exchange gains and losses that relate to borrowings are presented in the income statement, within finance cost. All other foreign exchange gains and losses are presented in the income statement on a net basis within finance cost.

(c)	Group companies
The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•	assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet

•
income and expenses for each income statement and statement of comprehensive income are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions), and

•	all resulting exchange differences are recognized in other comprehensive income.
On consolidation, exchange differences arising from the translation of any net investment in foreign entities are recognized in other comprehensive income. When a foreign operation is sold or any borrowings forming part of the net investment are repaid, the associated exchange differences are reclassified to profit or loss, as part of the gains or losses on sale.

Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate. Currency translation differences arising are recognized in other comprehensive income.

Property, plant and equipment
2.7	Property, plant and equipment
Property, plant and equipment are stated at historical cost less accumulated depreciation. Historical cost includes expenditure that is directly attributable to the acquisition of the items
Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to profit or loss during the reporting period in which they are incurred.
Depreciation is calculated using the straight-line method to allocate their cost or revalued amounts, net of their residual values, over their estimated useful lives or, in the case of leasehold improvements and certain leased plant and equipment, the shorter lease term as follows:

Servers and network equipment	3 - 5 years
Office furniture, equipment and others	3 - 5 years
Leasehold improvements	Shorter of expected lives of leasehold improvements and lease term
The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.
An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount (Note 2.10).
Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized in the income statement.

Goodwill
2.8	Goodwill
Goodwill is not amortized but it is tested for impairment annually, or more frequently if events or changes in circumstances indicate that it might be impaired, and is carried at cost less accumulated impairment losses. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.
Goodwill is allocated to cash-generating units (“CGUs”) for the purpose of impairment testing. The allocation is made to those CGUs or groups of CGUs that are expected to benefit from the business combination in which the goodwill arose. The units or groups of units are identified at the lowest level at which goodwill is monitored for internal management purposes, below the operating segment.

Other intangible assets
2.9	Other intangible assets

(a)	Domain name, trademark and Internet audio/video program transmission license
Separately acquired domain name, trademark and Internet audio/video program transmission license are shown at historical cost. These assets acquired in a business combination are recognized at fair value at the acquisition date. Domain name, trademark and Internet audio/video program transmission license have a finite useful life and are carried at cost less accumulated amortization. Amortization is calculated using the straight-line method to allocate the cost of these assets and over their respective useful live of no more than 12 years. The useful lives of these assets are the periods over which they are expected to be available for use by the Group, and the management of the Group also take into account of past experience when estimating the useful lives.

(b)	Separately acquired and internal developed contents and copyrights
Separately acquired contents and copyrights are shown at historical cost. The Group also produces or/and contracts external parties to produce contents to exhibit on its platforms. Produced contents includes direct production costs, production overhead and acquisition costs. The Group recognizes internal developed contents as intangible assets only when the following criteria are met: the technical feasibility of completing the intangible asset exists, there is an intent to complete and an ability to use or sell the intangible asset, the intangible asset will generate probable future economic benefits, there are adequate resources available to complete the development and to use or sell the intangible asset, and there is the ability to reliably measure the expenditure attributable to the intangible asset during its development. Capitalized in house produced contents are amortized on a straight-line basis over the estimated useful lives of 1 to 5 years.

(c)	Other intangible assets acquired in a business combination
Other intangible assets acquired in a business combination are recognized initially at fair value at the acquisition date and subsequently carried at the amount initially recognized less accumulated amortization and impairment loss, if any.
Amortization is calculated using the straight-line method to allocate the costs of acquired intangible assets over the following estimated useful lives:

Online users	1 year
Corporate customer relationship	3 - 4 years
Supplier resources	3 - 6 years
Non-compete agreements	4 - 5 years
Copyrights	3 - 7 years

Impairment of non-financial assets
2.10	Impairment of non-financial assets
Goodwill and intangible assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Impairment review on the goodwill of the Group is conducted by the management as at December 31 according to IAS 36 “Impairment of assets”. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purpose of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (cash-generating units).
Non-financial
assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period.

Investments and other financial assets
2.11	Investments and other financial assets

(a)	Classification and measurement
The Group classifies its financial assets in the following measurement categories:

•	those to be measured subsequently at fair value (either through other comprehensive income, or through profit or loss), and

•	those to be measured at amortized cost.
The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows.
For assets measured at fair value, gains and losses will either be recorded in profit or loss or other comprehensive income. For investments in equity instruments that are not held for trading, this will depend on whether the Group has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income.
The Group reclassifies debt investments only when its business model for managing those assets changes.
Purchases and sales of financial assets are recognized on trade-date, the date on which the Group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership.
At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are expensed in profit or loss.
Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payments of principal and interest.
Debt instruments
Initial recognition and subsequent measurement of debt instruments depend on the Group’s business model for managing the asset and the contractual cash flow characteristics of the asset. There are three categories into which the Group classifies its debt instruments:

•
Amortized cost: Financial assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are classified as and measured at amortized cost. A gain or loss on a debt investment measured at amortized cost which is not part of a hedging relationship is recognized in profit or loss when the asset is derecognized or impaired. Interest income from these financial assets is recognized using the effective interest rate method.

•
Fair value through other comprehensive income: Financial assets that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest, are classified as and measured at fair value through other comprehensive income. Movements in the carrying amount of these financial assets are taken through other comprehensive income, except for the recognition of impairment losses or reversals, interest income and foreign exchange gains and losses which are recognized in profit or loss. When the financial asset is derecognized, the cumulative gain or loss previously recognized in other comprehensive income is reclassified from equity to profit or loss and recognized in “other gains/(losses), net” in the consolidated income statement. Interest income from these financial assets is recognized using the effective interest rate method. Foreign exchange gains and losses and impairment losses or reversals are presented in “other gains/(losses), net”.

•
Fair value through profit or loss: Financial assets that do not meet the criteria for amortized cost or fair value through other comprehensive income are classified as and measured at fair value through profit or loss. A gain or loss on a debt investment measured at fair value through profit or loss which is not part of a hedging relationship is recognized in profit or loss and presented in “other gains/(losses), net” for the period in which it arises.

Equity instruments
The Group subsequently measures all equity investments at fair value. Where the Group’s management has elected to present fair value gains and losses on equity investments in other comprehensive income, there is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment. Dividends from such investments continue to be recognized in profit or loss as other income when the Group’s right to receive payments is established.
Changes in the fair value of financial assets at fair value through profit or loss are recognized in “other gains/(losses), net” in the statement of profit or loss as applicable. Impairment losses (and reversal of impairment losses) on equity investments measured at fair value through other comprehensive income are not reported separately from other changes in fair value.

(b)	Impairment
The Group assesses on a forward looking basis the expected credit losses associated with its debt instruments carried at amortized cost and fair value through other comprehensive income. The impairment methodology applied depends on whether there has been a significant increase in credit risk.
For accounts receivable and contract assets, the Group applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized since initial recognition.
Impairment on deposits and other receivables is measured as either
12-month
expected credit losses or lifetime expected credit losses, depending on whether there has been a significant increase in credit risk since initial recognition. If a significant increase in credit risk of a deposit or receivable has occurred since initial recognition, the impairment is measured as lifetime expected credit losses.

The Group assesses on a forward looking basis the expected credit losses associated with its debt instruments carried at amortized cost and fair value through other comprehensive income. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

(c)	Offsetting
Financial assets and liabilities are offset and the net amount reported in the balance sheet where the Company currently has a legally enforceable right to offset the recognized amounts, and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously. The Company has also entered into arrangements that do not meet the criteria for offsetting but still allow for the related amounts to be set off in certain circumstances, such as bankruptcy or the termination of a contract.

Inventories
2.12	Inventories
Inventories, mainly consisting of merchandise for sale, are primarily accounted for using the weighted average method and are stated at the lower of cost and net realizable value.

Accounts receivable
2.13	Accounts receivable
Accounts receivable are amounts due from customers for goods sold or services performed in the ordinary course of business. Accounts receivable are generally due for settlement within 30 to 90 days and therefore are all classified as current.

Short-term investments
2.14	Short-term investments
Short-term investments are investments issued by commercial banks in the PRC with a variable return and accounted for as financial assets at fair value through profit and loss (see Note 2.11 above). Since these investments’ maturity dates are within one year, they are classified as current assets.

Cash and cash equivalents
2.15	Cash and cash equivalents
For the purpose of presentation in the statement of cash flows, cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, and other short-term deposits with original maturities of three months or less.

Share capital
2.16	Share capital
Ordinary shares are classified as equity.
Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.
Where any Group company purchases the Company’s equity instruments, the consideration paid, including any directly attributable incremental costs, is deducted from equity attributable to the Company’s equity holders as treasury shares until the shares are cancelled or reissued. Where such shares are subsequently reissued, any consideration received (net of any directly attributable incremental transaction costs) is included in equity attributable to the Company’s equity holders.

Accounts and other payables
2.17	Accounts and other payables
These amounts represent liabilities for goods and services provided to the Group prior to the end of financial year which are unpaid. The amounts are unsecured and are usually paid within 1 year of recognition. Accounts and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period.

Borrowings (including notes payable)
2.18	Borrowings (including notes payable)
Borrowings (including notes payable) issued by the Group are recognised initially at fair value, net of transaction costs incurred. They are subsequently carried at amortized cost. Any difference between proceeds (net of transaction costs) and the redemption value is recognised in the consolidated income statement over their terms using the effective interest method.
Fees paid on the establishment of loan facilities are recognised as transaction costs of the loan facilities to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the draw-down occurs. To the extent there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalised as a prepayment for liquidity services and amortized over the term of the facility to which it relates. Notes payable are classified as non-current
liabilities unless the Group has an unconditional obligation to settle the liability within 12 months after the end of the reporting period.
General and specific finance costs directly attributable to the acquisition and construction of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale. During the year ended December 31, 2020, finance cost capitalised was nil.

Current and deferred income tax

2.19	Current and deferred income tax
The income tax expense or credit for the period is the tax payable on the current period’s taxable income based on the applicable income tax rate for each jurisdiction adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses.

(a)	Current income tax
The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the company’s subsidiaries and associates operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

(b)	Deferred income tax
Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred income tax is also not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.
Deferred tax assets are recognized only if it is probable that future taxable amounts will be available to utilize those temporary differences and losses.
Deferred tax liabilities and assets are not recognized for temporary differences between the carrying amount and tax bases of investments in foreign operations where the company is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not reverse in the foreseeable future.

(c)	Offsetting
Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets and liabilities and when the deferred tax balances relate to the same taxation authority. Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

(d)	Uncertain tax positions
In determining the amount of current and deferred income tax, the Group takes into account the impact of uncertain tax positions and whether additional taxes, interest or penalties may be due. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. New information may become available that causes the Group to change its judgment regarding the adequacy of existing tax liabilities. Such changes to tax liabilities will impact tax expense in the period that such a determination is made.

Employee benefits
2.20	Employee benefits

(a)	Employee leave entitlements
Employee entitlements to annual leave are recognized when they accrue to employees. A provision is made for the estimated liability for annual leave as a result of services rendered by employees up to the end of the reporting period. Employee entitlements to sick and maternity leave are not recognized until the time of leave.

(b)	Pension obligations
The Group participates in various defined contribution retirement benefit plans which are available to all relevant employees. These plans are generally funded through payments to schemes established by governments or trustee-administered funds. A defined contribution plan is a pension plan under which the Group pays contributions on a mandatory, contractual or voluntary basis into a separate fund. The Group has no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits relating to employee services in the current and prior periods. The Group’s contributions to the defined contribution plans are expensed as incurred and not reduced by contributions forfeited by those employees who leave the plan prior to vesting fully in the contributions.

Share-based payments
2.21	Share-based payments
The Group operates a number of equity-settled share-based compensation plan (including share option schemes and share award schemes), under which the Group receives services from employees as consideration for equity instruments (including stock options and restricted shares units (“RSUs”)) of the Group. In addition, the controlling shareholder, Tencent, also operates certain share-based compensation plans (mainly share option schemes and share award schemes) which may cover the employees of the Group. Share awards granted to the employees of the Group are measured at the grant date based on the fair value of equity instruments and are recognized as an expense over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied, and credited to equity as “share-based compensation reserve” if it is related to equity instruments of the Company or as “contribution from ultimate holding company” if it is related to equity instruments of Tencent.
For grant of share options, the total amount to be expensed is determined by reference to the fair value of the options granted by using Binomial model (the “Binomial Model”). The determination of the fair value is affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, expected forfeiture rate, risk-free interest rates, contract life and expected dividends. For grant of award shares, the total amount to be expensed is determined by reference to the fair value of the Company or market price of Tencent’s shares at the grant date.
Forfeitures are estimated at the time of grant and revised in the subsequent periods if actual forfeitures differ from those estimates.
If a share-based arrangement involving a compound financial instrument issued by the Group, which includes a debt component (i.e. the counterparty’s right to demand payment in cash) and an equity component (i.e. the counterparty’s right to demand settlement in equity instruments rather than in cash), to any party other than employees, the Group measure the equity component of the compound financial instrument as the difference between the fair value of the goods or services received and the fair value of the debt component, at the date when the goods or services are received. If a compound financial instrument issued by the Group to the employees, the Group first measure the fair value of the debt component, and then measure the fair value of the equity component—taking into account that the counterparty must forfeit the right to receive cash in order to receive the equity instrument. The fair value of the compound financial instrument is the sum of the fair values of the two components. The debt component will be accounted for as a cash-settled share-based payment transaction; and the equity component will be accounted for as an equity-settled share-based payment.

Provisions
2.22	Provisions
Provisions for legal claims and service warranties are recognized when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated. Provisions are not recognized for future operating losses.
Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognized even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.
Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period. The discount rate used to determine the present value is a pre-tax
rate that reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the passage of time is recognized as interest expense.

Revenue recognition
2.23	Revenue recognition
The Group generates revenues primarily from provision of music entertainment services, such as paid music, virtual gifts sales and content sublicensing, and online advertising. Revenue is recognized when or as the control of the services or goods is transferred to the customer. Depending on the terms of the contract and the laws that are applied to the contract, control of the services and goods may be transferred over time or at a point in time.

(a)	Revenue from online music services
Online music services revenues primarily include revenues from subscriptions, sale of digital music singles and albums, content sublicensing and online advertising on the Group’s online music platforms.
The Group provides to users certain subscription packages which entitle paying subscribers a fixed amount of non-accumulating
downloads per month and unlimited
“ad-free”
streaming of the Group’s full music content offerings with certain privilege features on its music platforms. The subscription fee for these packages is time-based and is collected upfront from subscribers. The terms of time-based subscriptions range from one month to twelve months. The receipt of subscription fee is initially recorded as deferred revenue. The Group satisfies its various performance obligations by providing services throughout the subscription period and revenue is recognized over time accordingly.
The Group also provides its users to purchase early release access to certain new digital music singles and albums. These singles and albums can be downloaded and streamed only through the Group’s platform. Such music singles and albums will be made available to all users to access after the initial launch period which is generally 3 months. The Group considers that it provides the early access to the newly launched singles and albums within its platform as opposed to providing functional intellectual property to the users. As a result, the performance obligation of providing early access is satisfied over time.
The above services can be paid directly by users by way of online payment channels or through various third party platforms. The Group records revenue on gross basis according to the criteria stated in (c) below and recognizes service fees levied by online payment channels or third party platforms (“Channel Fees”) as the cost of revenues in the same period as the related revenue is recognized.

The Group sublicenses certain of the Group’s music content to other music platforms for a fixed period of time, typically one year, that falls within the original license period. The Group is obliged to replicate the licensed content library for any subsequent changes in the contents, including any new contents or removal of existing contents, updated by the contents partners any time during the sublicense period. As a result, the Group determines sublicense of contents as a single performance obligation. Revenues from sublicensing the contents is recognized over the sublicense period. The Group only recognizes revenue when it is highly probable that this will not result in a significant reversal of revenue when any uncertainty is resolved. The Group does not adjust the promised amount of consideration for the effects of any significant financing component as the sublicense period is typically one year.
Advertising revenue is primarily generated through display ads on the Group’s platforms. Advertising contracts are signed to establish the fixed prices and advertising services to be provided based on cost per display (“CPD”) or cost per mille (“CPM”) arrangements. When the collectability is reasonably assured, advertising revenues from the CPD arrangements that are display ads for an agreed period of time, are recognized ratably over the contract period of display based on a time-based measure of progress as the performance obligation is expended evenly over the period, while revenue from the CPM arrangements are recognized based on the number of times that the advertisement has been displayed. The Group allocates revenue to each performance obligation on a relative stand-alone selling price basis which is determined with reference to the prices charged to customers.
The Group also entered into contracts with advertising agencies third-party or entities controlled by Tencent, which represent the Group in negotiation and contracting with advertisers. The Group shares with these advertising agencies a portion of the revenues the Group derives from the advertisers. Revenues are recognized on a gross or net basis based on assessment according to the criteria stated in (c) below. If revenue for advertising through these advertising agencies are recorded at the gross amount, the portion remitted to advertising agencies, including any cash incentive in the form of commissions, is recorded as cost of revenues. If revenue for advertising through these advertising agencies are recorded at the net amount, cash incentives, in the form of commissions to any advertising agencies based on volume and performance, are accounted for as a reduction of revenue, based on expected performance.

(b)	Revenue from social entertainment services and others
The Group offers virtual gifts to users for free or sell virtual gifts to users on the Group’s online karaoke and live streaming platforms. The virtual gifts are sold to users at different specified prices as pre-determined
by the Group. The utilization of each virtual gift sold to users is considered as the performance obligation and the Group allocates revenue to each performance obligation on a relative stand-alone selling price basis, which are determined based on the prices charged to customers.
Virtual gifts are categorized as consumable, time-based and durable. Consumable items are consumed upon purchase and use while time-based items could be used for a fixed period. The Group does not have further obligations to the user after the virtual gifts are consumed immediately or after the stated period for time-based items. The revenue for the sale of consumable virtual gifts on the online karaoke and online broadcasting platforms is recognized immediately when a virtual item is consumed or, in the case of a time-based virtual item, recognized ratably over the useful life of the items, which generally does not exceed one year. The Group recognizes the revenue for sale of durable virtual gifts over their estimated lifespans of no longer than six months, which are determined by the management based on the expected service period derived from past experiences, given there is an implicit obligation of the Group to maintain the virtual gifts operated on its platforms.
The Group may share with performers a portion of the revenues derived from the sale of the virtual gifts on the online karaoke and live streaming platforms. Revenues for the sale of virtual gifts are recorded at the gross amount with the portion remitted to performers recorded as cost of revenues as the Group considers itself the primary obligor in the sale of virtual gifts with the latitude in establishing prices, and the rights to determine the specifications or change the virtual gifts.
The Group also generates revenue from online karaoke and live streaming services by selling premium memberships that provide paying users with certain privileges. The fees for these packages are time-based ranging from one month to twelve months and are collected up-front
from subscribers. The receipt of subscription fee is initially recorded as deferred revenue. The Group satisfies its performance obligation by providing services over the subscription period and revenue is recognized ratably over the subscription period.
The Group also generated advertising revenue from its social entertainment platforms and the policies for recognized advertising revenue is described in Note 2.23(a) above.

(c)	Principal agent consideration
The Group reports the revenue on a gross or net basis depending on whether the Group is acting as a principal or an agent in a transaction. The determination of whether to report the revenues of the Group on a gross or net basis is based on an evaluation of various factors, including but not limited to whether the Group (i) is the primary obligor in the arrangement; (ii) has latitude in establishing the selling price; (iii) changes the product or performs part of the service; (iv) has involvement in the determination of product and service specifications.
The Group does not disclose the information about the remaining performance obligations as the performance obligations of the Group have an expected duration of one year or less.

(d)	Contract liabilities and contract costs
A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.
Contract costs includes incremental costs of obtaining a contract and costs to fulfil a contract.

Interest income
2.24	Interest income
Interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset except for financial assets that subsequently become credit-impaired. For credit-impaired financial assets the effective interest rate is applied to the net carrying amount of the financial asset (after deduction of the loss allowance).

Cost of revenues
2.25	Cost of revenues
Cost of revenues mainly consists of service costs, advertising agency fees, channel fees, amortization of intangible assets, salaries and benefits for operation personnel (including related share-based compensation) and others.
Service costs include royalty payments to music content providers and revenue sharing with performers on the online karaoke and live streaming platforms. Payment arrangements with music content providers are mainly calculated under pre-determined
revenue sharing based on actual usage of content. Certain arrangements require the Group to pay certain non-recoupable
royalty in advance. The Group expenses the
non-recoupable
royalty on a straight-line basis over the relevant contractual periods and accrues additional royalty costs when revenue sharing during a contractual period is expected to exceed the non-recoupable
royalty amounts.

Selling and marketing expenses
2.26	Selling and marketing expenses
Selling and marketing expenses mainly consist of advertising expenses for branding and acquiring user traffic for our online music show platforms, salaries and commissions for our sales and marketing personnel (including related share-based compensation) and intangible assets amortization. Advertising costs are included in “Selling and marketing” and are expensed when the service is received.

General and Administrative Expenses
2.27	General and administrative expenses
General and administrative expenses mainly consist of salaries and benefits for management and administrative personnel and research and development personnel (including related share-based compensation), rental and depreciation expenses related to facilities and equipment used by our research and development team, professional service expense, amortization of intangible assets and other general corporate expenses. The Group recognizes research and development related costs as expense when incurred as the amount of costs qualifying for capitalization has been immaterial.

Government grants
2.28	Government grants
Grants from the government are recognized at their fair value where there is a reasonable assurance that the grant will be received and the Group will comply with all attached conditions.

Leases
2.29	Leases
Until December 31, 2018, leases in which a significant portion of the risks and rewards of ownership were not transferred to the group as lessee were classified as operating leases. Payments made under operating leases (net of any incentives received from the lessor) were charged to profit or loss on a straight-line basis over the period of the lease.
From January 1, 2019, leases are recognized as a
right-of-use
asset and a corresponding liability at the date at which the leased asset is available for use by the Group.

Contracts may contain both lease and
non-lease
components. The Group allocates the consideration in the contract to the lease and non-lease
components based on their relative stand-alone prices. Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

•	fixed payments (including in-substance fixed payments), less any lease incentives receivable

•	variable lease payment that are based on an index or a rate, initially measured using the index or rate as at the commencement date

•	amounts expected to be payable by the Group under residual value guarantees

•	the exercise price of a purchase option if the Group is reasonably certain to exercise that option, and

•	payments of penalties for terminating the lease, if the lease term reflects the Group exercising that option.
Lease payments to be made under reasonably certain extension options are also included in the measurement of the liability.
The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, which is generally the case for leases in the Group, the lessee’s incremental borrowing rate is used, being the rate that the individual lessee would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use
asset in a similar economic environment with similar terms, security and conditions.
To determine the incremental borrowing rate, the group:

•	where possible, uses recent third-party financing received by the individual lessee as a starting point, adjusted to reflect changes in financing conditions since third party financing was received

•	uses a build-up approach that starts with a risk-free interest rate adjusted for credit risk for leases held by the Group, which does not have recent third party financing, and

•	makes adjustments specific to the lease, e.g. term, country, currency and security.
The Group is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use
asset.
Lease payments are allocated between principal and finance cost. The finance cost is charged to income statement over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.
Right-of-use
assets are measured at cost comprising the following:

•	the amount of the initial measurement of lease liability

•	any lease payments made at or before the commencement date less any lease incentives received

•	any initial direct costs, and

•	restoration costs.

Right-of-use
assets are generally depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right-of-use
asset is depreciated over the underlying asset’s useful life. The lease terms of building and others are generally less than six years and less than two years, respectively.
Payments associated with short-term leases of equipment and vehicles and all leases of low-value
assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less.
Low-value
assets comprise IT equipment and small items of office furniture.

Dividends distribution
2.30	Dividends distribution
Dividend distribution to the Company’s shareholders is recognized as a liability in the consolidated financial statements in the period in which the dividends are approved by the Company’s shareholders or directors, where appropriate.
Distribution of
non-cash
assets to the Company’s shareholders is recognized and measured at the fair value of the non-cash
assets to be distributed. Any difference between the fair value and the carrying amount of the non-cash
assets to be distributed is recognized in the income statement.